Capital and financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Capital and financial risk management
Schedule of capital structure of the Group

	2025 £m	2024 £m
Cash and cash equivalents	1,324	2,250
Short-term borrowings	(836)	(1,487)
Long-term borrowings	(7,773)	(8,640)
Derivative financial assets associated with long-term borrowings	3	–
Derivative financial liabilities associated with long-term borrowings	(23)	(68)
Total equity	16,484	16,224
Total capital	9,179	8,279

Schedule of credit ratings of counterparties

	AAA £m	AA £m	A £m	BBB £m	BB+ and below or unrated £m	Total £m
2025
Bank balances and deposits	–	–	658	7	42	707
Money market funds	608	–	–	–	–	608
Government securities	–	–	–	–	9	9
Cash and cash equivalents	608	–	658	7	51	1,324
Derivative financial instruments	–	13	74	–	–	87
Total	608	13	732	7	51	1,411

2024
Bank balances and deposits	–	1	1,658	10	27	1,696
Money market funds	554	–	–	–	–	554
Government securities	–	–	–	–	–	–
Cash and cash equivalents	554	1	1,658	10	27	2,250
Derivative financial instruments	–	14	116	–	–	130
Total	554	15	1,774	10	27	2,380

Schedule of derivative financial instruments

	2025			2024
	Notional amount £m	Fair value of assets £m	Fair value of liabilities £m	Notional amount £m	Fair value of assets £m	Fair value of liabilities £m
Non-current
Fair value hedges – interest rate swap contracts	2,640	3	(23)	2,445	–	(63)
Net investment hedges – foreign exchange contracts	930	6	(11)	175	–	(2)
Current
Fair value hedges – interest rate swap contracts	742	–	(1)	1,396	–	(18)
Net investment hedges – cross currency interest rate swaps	–	–	–	910	61	–
Net investment hedges – foreign exchange contracts	1,392	41	(17)	1,149	39	(20)
Cash flow hedges – foreign exchange contracts	757	11	(10)	538	13	(17)
Derivatives designated and effective as hedging instruments	6,461	61	(62)	6,613	113	(120)

Non-current
Cross currency interest rate swap contracts	–	–	–	499	–	(5)
Current
Cross currency interest rate swap contracts	499	22	–	910	–	(31)
Foreign exchange contracts	1,399	4	(3)	2,032	17	(4)
Derivatives classified as held for trading	1,898	26	(3)	3,441	17	(40)
Total derivative instruments	8,359	87	(65)	10,054	130	(160)

Schedule of hedging instruments

	Average strike price	Notional principal value £m	Change in fair value for recognising hedge ineffectiveness £m	Carrying value assets/ (liabilities) £m
2025
Cash flow hedges
Below 10 years
FX forward contracts/FX swaps	N/A	757	1	1
Fair value hedges
Below 10 years
EUR IRS	2.0%	1,397	(8)	(8)
USD IRS	3.8%	1,635	(16)	(16)
GBP IRS	3.9%	350	3	3
Net investment hedges
Below 10 years
EUR FX Swaps/forwards	1.1	171	(1)	(1)
CNH FX Swaps/forwards	8.9	1,243	1	1
AUD FX Swaps/forwards	2.1	86	(3)	(3)
CAD FX Swaps/forwards	1.8	360	3	3
USD FX Swaps/forwards	1.3	416	16	16
TWD FX Swaps/forwards	40.1	46	2	2
EUR Bonds	N/A	2,183	107	(2,169)

2024
Cash flow hedges
Below 10 years
FX forward contracts/FX swaps	N/A	538	(4)	(4)
Fair value hedges
Below 10 years
EUR IRS	2.0%	1,328	(20)	(20)
USD IRS	3.4%	2,512	(61)	(61)
Net investment hedges
Below 10 years
EUR FX Swaps/forwards	1.2	384	8	8
CNH FX Swaps/forwards	9.0	716	(6)	(6)
AUD FX Swaps/forwards	2.0	81	3	3
CAD FX Swaps/forwards	1.6	96	11	11
TWD FX Swaps/forwards	40.1	47	1	1
CNH CCIRS	8.6	910	61	61
EUR Bonds	N/A	2,076	77	(2,062)

Schedule of hedged items

	2025				2024
	Carrying amount £m	Accumulated fair value adjustments[1] £m	Change in value for calculating hedge ineffectiveness £m	Balance in cash flow hedge reserve[2] £m	Carrying amount £m	Accumulated fair value adjustments[1] £m	Change in value for calculating hedge ineffectiveness £m	Balance in cash flow hedge reserve[2] £m
Cash flow hedges
Pre-hedging of long-term interest rate	–	–	–	(97)	–	–	–	(114)
Transactional FX forecast exposure[3]	757	–	–	(4)	538	–	–	1
Fair value hedges
Bonds[4]	(2,703)	21	21	–	(3,188)	81	81	–
Net investment hedges
Net assets in foreign currency[5]	4,505	(125)	(125)	–	4,310	(155)	(155)	–

[1]	Accumulated fair value adjustments on the hedged items included in the carrying amount of the hedged item.
[2]	Balance in cash flow hedge reserve for continued transactional FX forecast hedges and discontinued hedges net of tax.
[3]	In 2023 the Group established a programme to hedge forecast transactional foreign exchange exposure.
[4]	The difference in change in value for calculating hedge ineffectiveness between derivatives and bonds is due to upfront cash receipt on derivatives and hedge ineffectiveness.
[5]	Relates to net investment hedges which is part of the translation reserve in equity.

Schedule of details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to the income statement under finance income or expense:

	Hedging gains/(losses) in other comprehensive income £m	Hedge ineffectiveness in profit or loss £m	Hedged future cash flows no longer expected to occur £m	As hedged item affects profit or loss £m
2025
Cash flow hedges
Transactional FX hedge	19	–	–	17
Pre-hedging of long-term interest rates
Below 10 years	121	–	–	19
10-30 years	18	–	–	2

2024
Cash flow hedges
Transactional FX hedge	9	–	–	11
Pre-hedging of long-term interest rates
Below 10 years	138	–	–	20
10-30 years	23	–	–	2

Schedule of carrying amounts and fair values of financial assets and liabilities

	2025		2024
	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m
Financial assets at fair value through other comprehensive income:
Unlisted equity investments	67	67	82	82
Financial assets measured at amortised cost:
Cash and cash equivalents (including government securities)	716	716	1,696	1,696
Trade and other receivables and certain other non-current assets	1,818	1,818	1,796	1,796
Financial assets mandatorily measured at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	26	26	17	17
Cash and cash equivalents (money market funds)	608	608	554	554
Derivatives designated and effective as hedging instruments
Fair value hedge	3	3	–	–
Cash flow hedge	11	11	13	13
Net investment hedge	47	47	100	100
Total financial assets	3,296	3,296	4,258	4,258
Financial liabilities measured at amortised cost:
Short-term loans and overdrafts	(49)	(49)	(43)	(43)
Other bonds	(3,448)	(3,292)	(4,397)	(4,006)
Long-term loans	(300)	(300)	(290)	(290)
Non-voting preference shares	(25)	(25)	(25)	(25)
Trade and other payables and certain other non-current liabilities in scope of IFRS 9	(3,333)	(3,333)	(3,470)	(3,470)
Bonds in a designated hedge relationship	(4,654)	(4,438)	(5,249)	(5,108)
Financial liabilities mandatorily measured at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	(3)	(3)	(40)	(40)
Derivatives designated and effective as hedging instruments
Fair value hedge	(24)	(24)	(81)	(81)
Cash flow hedge	(10)	(10)	(17)	(17)
Net investment hedge	(28)	(28)	(22)	(22)
Total financial liabilities	(11,874)	(11,502)	(13,634)	(13,102)
Net financial assets and financial liabilities	(8,578)	(8,206)	(9,376)	(8,844)

Schedule of financial instruments held at fair value by fair value hierarchy

At 31 December 2025	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value through other comprehensive income:
Unlisted equity investments	–	–	67	67
Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	26	–	26
Cash and cash equivalents (money market funds)	608	–	–	608
Derivatives designated and effective as hedging instruments:
Fair value hedge	–	3	–	3
Cash flow hedge	–	11	–	11
Net investment hedge	–	47	–	47
Total financial assets	608	87	67	762
Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(3)	–	(3)
Derivatives designated and effective as hedging instruments
Fair value hedge	–	(24)	–	(24)
Cash flow hedge	–	(10)	–	(10)
Net investment hedge	–	(28)	–	(28)
Total financial liabilities	–	(65)	–	(65)

At 31 December 2024	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value through other comprehensive income:
Unlisted equity investments	–	–	82	82
Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	17	–	17
Cash and cash equivalents (money market funds)	554	–	–	554
Derivatives designated and effective as hedging instruments:
Cash flow hedge	–	13	–	13
Net investment hedge	–	100	–	100
Total financial assets	554	130	82	766
Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(40)	–	(40)
Derivatives designated and effective as hedging instruments
Fair value hedge	–	(81)	–	(81)
Cash flow hedge	–	(17)	–	(17)
Net investment hedge	–	(22)	–	(22)
Total financial liabilities	–	(160)	–	(160)

Schedule of financial and non financial assets

	At 31 December 2025			At 31 December 2024
	Financial instruments £m	Non-financial instruments £m	Total £m	Financial instruments £m	Non-financial instruments £m	Total £m
Trade and other receivables (Note 16)	1,801	257	2,058	1,780	275	2,055
Other non-current assets (Note 16)	17	20	37	16	55	71
Total	1,818	277	2,095	1,796	330	2,126

Schedule of financial and non financial liabilities

	At 31 December 2025			At 31 December 2024
	Financial instruments £m	Non-financial instruments £m	Total £m	Financial instruments £m	Non-financial instruments £m	Total £m
Trade and other payables (Note 18)	(3,305)	(425)	(3,730)	(3,268)	(437)	(3,705)
Other financial liability (Note 27)	–	–	–	(177)	–	(177)
Provisions (Note 21)	(7)	(102)	(109)	(5)	(170)	(175)
Other non-current liabilities	(21)	(9)	(30)	(20)	(8)	(28)
Total	(3,333)	(536)	(3,869)	(3,470)	(615)	(4,085)

Schedule of offsetting of financial assets and liabilities

At 31 December 2025	Gross financial assets/ (liabilities) £m	Gross financial assets/ (liabilities) set off £m	Net financial assets/ (liabilities) per balance sheet £m	Related amounts not offset £m	Net amount £m
Financial assets
Derivative financial assets	87	–	87	(47)	40
Financial liabilities
Derivative financial liabilities	(65)	–	(65)	47	(18)

At 31 December 2024	Gross financial assets/ (liabilities) £m	Gross financial assets/ (liabilities) set off £m	Net financial assets/ (liabilities) per balance sheet £m	Related amounts not offset £m	Net amount £m
Financial assets
Derivative financial assets	130	–	130	(90)	40
Financial liabilities
Derivative financial liabilities	(160)	–	(160)	90	(70)

Schedule of foreign exchange sensitivity income impact.

	2025 Increase/(decrease) in income £m	2024 Increase/(decrease) in income £m
10 cent appreciation of the US Dollar	3	2
10 cent depreciation of the US Dollar	(3)	(2)
10 cent appreciation of the Euro	(2)	1
10 cent depreciation of the Euro	2	–

Schedule of foreign exchange sensitivity equity impact.

	2025 (Decrease)/increase in equity £m	2024 (Decrease)/increase in equity £m
10 cent appreciation of the CNY	(13)	(17)
10 cent depreciation of the CNY	13	17
10 cent appreciation of the Euro	(216)	(189)
10 cent depreciation of the Euro	182	160
10 cent appreciation of the US Dollar	(33)	(6)
10 cent depreciation of the US Dollar	29	5

Schedule of interest rate sensitivity income impact.

	2025 Increase/(decrease) in income £m	2024 Increase/(decrease) in income £m
1% (100 basis points) increase in Pound Sterling interest rates	16	13
1% (100 basis points) increase in US Dollar interest rates	(19)	(17)
1% (100 basis points) increase in Euro interest rates	(7)	(8)

Schedule of anticipated contractual cash flows including interest payable

At 31 December 2025	Borrowings £m	Interest on borrowings £m	Lease liabilities £m	Interest on lease liabilities £m	Trade payables and other liabilities not in net debt £m	Total £m
Due in less than one year	788	253	48	4	3,324	4,417
Between one and two years	1,547	210	43	2	8	1,810
Between two and three years	1,012	190	12	1	1	1,216
Between three and four years	897	148	7	1	–	1,053
Between four and five years	668	129	4	–	–	801
After five years	3,539	888	19	–	–	4,446
Gross contractual cash flows	8,451	1,818	133	8	3,333	13,743

At 31 December 2024
Due in less than one year	1,437	270	50	3	3,485	5,245
Between one and two years	694	253	36	2	8	993
Between two and three years	1,587	209	19	1	1	1,817
Between three and four years	919	190	9	–	–	1,118
Between four and five years	1,075	149	6	–	–	1,230
After five years	4,267	1,072	3	–	–	5,342
Gross contractual cash flows	9,979	2,143	123	6	3,494	15,745

Schedule of analysis of the anticipated contractual cash flows using undiscounted cash flows

	2025		2024
	Receivables £m	Payables £m	Receivables £m	Payables £m
Foreign exchange contracts
Due in less than one year	7,039	(7,013)	8,912	(8,873)
Between one and two years	170	(161)	103	(100)
Between two and three years	–	–	110	(104)
Between four and five years	894	(829)	–	–
Interest rate swap contracts
Due in less than one year	1,366	(1,350)	3,302	(3,330)
Between one and two years	371	(367)	1,242	(1,242)
Between two and three years	696	(697)	341	(347)
Between three and four years	255	(255)	620	(625)
Between four and five years	49	(52)	223	(227)
After five years	1,244	(1,257)	458	(468)
Gross contractual cash flows	12,084	(11,981)	15,311	(15,316)